SUMMARY OF DEFERRED REVENUES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Regulatory Liability [Line Items]
Deferred Revenue Beginning	$ 650,000	$ 500,000	$ 500,000
Revenue Recognized		(500,000)	(500,000)
Revenue Deferred	189,970		650,000
Deferred Revenue Ending	839,970		650,000
Revenue Recognized		500,000	500,000
Deferred Revenue [Member]
Regulatory Liability [Line Items]
Deferred Revenue Beginning	650,000	$ 500,000	500,000
Revenue Recognized			(500,000)
Revenue Deferred	189,970		650,000
Deferred Revenue Ending	839,970		650,000
Revenue Recognized			$ 500,000